Related Parties - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Feb. 28, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	May 28, 2021	Aug. 31, 2020	Nov. 30, 2019
Related Party Transaction [Line Items]
Related party notes		$ 211	$ 3,189	$ 3,338
Exercise price of warrants (in dollars per share)			$ 8.86		$ 8.86
Other		60,298	$ 15,827	4,199
Number of shares called and redeemed (in shares)			26,941,263
Payments to repurchase note receivable			$ 52,658
Common Stock
Related Party Transaction [Line Items]
Number of shares called during period (in shares)			104,132
Payments to repurchase note receivable			$ 133,385
Redeemable Preferred Stock
Related Party Transaction [Line Items]
Number of shares called and redeemed (in shares)			26,941,263
Equity Method Investee
Related Party Transaction [Line Items]
Proceeds from related party for settlement of outstanding obligation	$ 1,611
Stockholder Note Receivable | Stockholder
Related Party Transaction [Line Items]
Notes receivable			$ 0	$ 58,000
Related party notes			1,764
Exercise price of warrants (in dollars per share)				$ 5.05
APEX Loan | Equity Method Investee
Related Party Transaction [Line Items]
Notes receivable			7,643				$ 9,050
Related party notes		211	1,319	$ 124
Interest rate on notes receivable						5.00%	12.50%
Proceeds from related party for settlement of outstanding obligation	18,304
Apex Loan, Noninterest Income (Loss) | Equity Method Investee
Related Party Transaction [Line Items]
Amount of transactions with related parties			319
APEX Loan, Principal Balances | Equity Method Investee
Related Party Transaction [Line Items]
Related party notes			1,425
Proceeds from related party for settlement of outstanding obligation	$ 16,693
APEX Loan, Discount Accretion | Equity Method Investee
Related Party Transaction [Line Items]
Related party notes			106
Other		$ 169
APEX Loan, Interest Income Receivable | Equity Method Investee
Related Party Transaction [Line Items]
Related party interest income receivable			$ 1,443